Funded Status of the Plan and Amounts Recognized in Consolidated Balance Sheet (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Amounts recognized in the consolidated balance sheets consist of:
Other accrued liabilities	$ (25.1)	$ (26.8)
Long-term postretirement liabilities	(1,697.2)	(2,553.5)
U.S. Plans
Change in accumulated benefit obligation
Benefit obligation at beginning of year	5,646.8	5,154.8
Service cost
Interest cost	220.4	252.9	264.0
Plan participants' contributions
Plan amendment
Plan curtailment
Actuarial (gain) loss	(355.9)	585.2
Benefits paid	(352.5)	(346.1)
Foreign currency translation and other adjustments
Benefit obligation at end of year	5,158.8	5,646.8	5,154.8
Change in plan assets
Fair value of plan assets at beginning of year	3,786.7	3,558.7
Actual return on plan assets	572.6	455.7
Employer contribution	41.2	118.4
Plan participants' contributions
Benefits paid	(352.5)	(346.1)
Foreign currency translation adjustments
Fair value of plan assets at end of year	4,048.0	3,786.7	3,558.7
Funded status at end of year	(1,110.8)	(1,860.1)
Amounts recognized in the consolidated balance sheets consist of:
Prepaid postretirement assets
Other accrued liabilities	(6.9)	(7.3)
Long-term postretirement liabilities	(1,103.9)	(1,852.8)
Funded status at end of year	(1,110.8)	(1,860.1)
Accumulated other comprehensive loss, net of tax
Net loss	2,425.9	3,201.9
Prior service cost (credit)	1.4	2.1
Accumulated benefit obligation	5,158.8	5,646.8
International Plans
Change in accumulated benefit obligation
Benefit obligation at beginning of year	2,945.4	2,560.1
Service cost	10.4	8.6	10.7
Interest cost	106.6	113.1	126.4
Plan participants' contributions	3.1	3.0
Plan amendment	(6.3)	(13.2)
Plan curtailment		(5.7)
Actuarial (gain) loss	(19.3)	279.8
Benefits paid	(100.8)	(100.2)
Foreign currency translation and other adjustments	120.1	99.9
Benefit obligation at end of year	3,059.2	2,945.4	2,560.1
Change in plan assets
Fair value of plan assets at beginning of year	2,399.2	2,115.8
Actual return on plan assets	166.3	211.4
Employer contribution	106.0	83.1
Plan participants' contributions	3.1	3.0
Benefits paid	(100.8)	(100.2)
Foreign currency translation adjustments	108.0	86.1
Fair value of plan assets at end of year	2,681.8	2,399.2	2,115.8
Funded status at end of year	(377.4)	(546.2)
Amounts recognized in the consolidated balance sheets consist of:
Prepaid postretirement assets	82.6	2.5
Other accrued liabilities	(0.2)	(0.2)
Long-term postretirement liabilities	(459.8)	(548.5)
Funded status at end of year	(377.4)	(546.2)
Accumulated other comprehensive loss, net of tax
Net loss	817.7	856.9
Prior service cost (credit)	(16.0)	(11.9)
Accumulated benefit obligation	3,051.5	2,934.2
Other Postretirement Benefit Plans
Change in accumulated benefit obligation
Benefit obligation at beginning of year	180.5	177.6
Service cost	0.6	0.5	0.4
Interest cost	7.9	8.7	10.0
Plan participants' contributions	4.9	5.3
Actuarial (gain) loss	(11.5)	10.0
Federal drug subsidy	1.8	2.9
Benefits paid	(23.2)	(25.7)
Foreign currency translation and other adjustments	(1.3)	1.2
Benefit obligation at end of year	159.7	180.5	177.6
Change in plan assets
Fair value of plan assets at beginning of year	9.7	9.3
Actual return on plan assets	(0.2)	0.4
Employer contribution	18.0	20.4
Plan participants' contributions	4.9	5.3
Benefits paid	(23.2)	(25.7)
Fair value of plan assets at end of year	9.2	9.7	9.3
Funded status at end of year	(150.5)	(170.8)
Amounts recognized in the consolidated balance sheets consist of:
Prepaid postretirement assets	1.1	0.8
Other accrued liabilities	(18.0)	(19.3)
Long-term postretirement liabilities	(133.6)	(152.3)
Funded status at end of year	(150.5)	(170.8)
Accumulated other comprehensive loss, net of tax
Net loss	36.7	52.2
Prior service cost (credit)	$ 3.0	$ 4.8